Accounts Receivable, net (Tables)	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
Accounts Receivable, net	Accounts receivable, net are summarized as follows:
	2018	2017
Accounts receivable from third parties	795	882
Allowance for doubtful accounts	(3)	(3)
	792	879

Summary of Accounts Receivable, Net Disaggregated By Sales Channel

The following table presents accounts receivable, net disaggregated by sales channel:

	2018	2017
Distributors	93	150
Original Equipment Manufacturers and Electronic Manufacturing Services	651	632
Other 1)	48	97
	792	879
1)	Represents accounts receivable, net in Corporate and Other for other services.